Consolidated Balance Sheets - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Current assets:
Cash and cash equivalents	$ 29	$ 82
Accounts receivable, net	856	890
Inventories, net	889	821
Other current assets	133	175
Total current assets	1,927	1,983
Property and equipment	2,970	2,796
Accumulated depreciation	(1,134)	(1,036)
Property and equipment, net	1,836	1,760
Operating lease right-of-use assets, net	506	524
Other assets:
Goodwill	1,599	1,601
Intangible assets, net	544	588
Other non-current assets	290	245
Investments in unconsolidated affiliates	124	129
Total assets	6,826	6,830
Current liabilities:
Accounts payable	828	966
Accrued expenses and other current liabilities	353	310
Operating lease current liabilities	22	21
Total current liabilities	1,373	1,406
Operating lease non-current liabilities	511	528
Long-term debt, net	3,580	3,571
Deferred tax liabilities	166	156
Other non-current liabilities	116	111
Total liabilities	5,848	5,888
Commitments and contingencies (Note 13)
Equity:
Total equity	978	942
Total liabilities and equity	6,826	6,830
Related Party
Current assets:
Accounts receivable, net	20	15
Current liabilities:
Accounts payable	170	109
Equity:
Other Liabilities	102	116
Common Units [Member]
Equity:
Total equity	978	942
Class C Units Subsidiary [Member]
Equity:
Total equity	$ 0	$ 0